Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	₪ 13,298	₪ 17,112
Trade receivables, net	1,621	1,054
Other current assets	1,686	1,509
Inventory	5,013	4,534
Total current assets	21,618	24,209
Non-current assets
Trade receivables, net	804	1,051
Property and equipment, net	229	248
Restricted deposits	216	211
Right of usage asset, net	951	1,271
Total non-current assets	2,200	2,781
Total assets	23,818	26,990
Current liabilities
Current maturities of leasing liability	469	352
Trade payables	1,826	4,303
Other current liabilities	2,991	2,042
Liability in respect of government grants	239	694
Derivative warrants liability		274
Promissory notes, net	6,336	7,139
Total current liabilities	11,861	14,804
Non-current liabilities
Leasing liability, net current	606	980
Liability in respect of government grants	721	634
Total non-current liabilities	1,327	1,614
Commitments
Shareholders’ equity
Share capital and premium	169,949	135,243
Capital reserve in respect of share-based payment	11,229	10,939
Accumulated deficit	(170,548)	(135,610)
Total shareholders’ equity	10,630	10,572
Total liabilities and shareholders’ equity	₪ 23,818	₪ 26,990